Bank and Other Borrowings (Details) - Schedule of Bank and Other Borrowings - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank and Other Borrowings [Abstract]
Short-term bank and other borrowings	$ 424
Total borrowings	$ 424